Income Taxes - Schedule of Reconciliations of the Differences between the Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands		6 Months Ended			12 Months Ended
		Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Schedule of Reconciliations of the Differences between the Income Tax Expenses [Abstract]
Loss before income taxes					¥ (69,875)		¥ (106,805)	¥ (134,812)
Income tax computed at respective applicable tax rates					(17,469)		(26,701)	(33,702)
Effect of different tax jurisdiction					6,976		12,323	2,341
Super deduction for research and development expenses	[1]				(547)		(456)	(1,881)
Non-deductible expenses					115		728	97
Change in valuation allowance					11,852		15,017	34,716
Income tax benefit		¥ 445	$ 63	¥ 482	¥ 927	$ 128	¥ 911	¥ 1,571

[1]	According to the relevant laws and regulations promulgated by the State Administration of Tax of the PRC, from 2013 onwards, enterprises engaging in research and development activities are entitled to claim 200% of their qualified research and development expenses so incurred as tax deductible expenses. The additional deduction of 100% of qualified research and development expenses (the “Super Deduction”) can be directly claimed in the annual EIT filing. For the years end March 31, 2022, 2023 and 2024, the Super Deduction for research and development expenses available to the Company amounted to RMB1.9 million, RMB0.5 million and RMB0.5 million, respectively.